Quarterly Report
September 30, 2023
Elfun Income Fund

Elfun Income Fund
Quarterly Report
September 30, 2023

Page
Schedule of Investments	1
Notes to Schedule of Investments	17

Elfun Income Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Bonds and Notes - 98.2% †
U.S. Treasuries - 22.4%
U.S. Treasury Bonds
2.25%, 08/15/46 (a)	$1,502,000	$952,127
3.00%, 08/15/48 (a)	2,814,000	2,057,298
3.63%, 05/15/53 (a)	500,000	414,141
3.88%, 05/15/43 (a)	158,000	137,411
U.S. Treasury Notes
0.25%, 07/31/25 (a)	1,863,400	1,705,957
0.75%, 12/31/23 - 01/31/28 (a)	16,345,000	14,788,303
1.25%, 11/30/26 (a)	673,000	603,860
1.63%, 05/15/31 (a)	854,000	693,208
2.63%, 02/15/29 (a)	1,502,000	1,358,606
2.75%, 08/15/32 (a)	1,661,500	1,438,755
3.50%, 04/30/28 (a)	962,000	916,906
3.88%, 12/31/27 - 11/30/29 (a)	2,255,200	2,168,139
4.25%, 10/15/25 (a)	4,604,900	4,532,589
		31,767,300
Agency Mortgage Backed - 30.1%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/43 - 10/01/49	4,122,403	3,486,877
4.50%, 06/01/33 - 02/01/35	3,480	3,348
5.00%, 07/01/35	41,807	40,977
5.50%, 01/01/38 - 04/01/39	70,424	70,586
6.00%, 06/01/33 - 11/01/37	155,664	159,736
7.00%, 01/01/27 - 08/01/36	33,873	35,610
7.50%, 11/01/29 - 09/01/33	5,165	5,342
8.00%, 11/01/30	1,687	1,748
Federal National Mortgage Association
2.50%, 03/01/51	3,039,709	2,413,024
3.50%, 08/01/45 - 01/01/48	3,412,083	2,996,808
4.00%, 01/01/41 - 01/01/50	1,761,026	1,599,848
4.50%, 07/01/33 - 12/01/48	917,148	861,548
5.00%, 03/01/34 - 05/01/39	97,407	95,107
5.50%, 12/01/32 - 01/01/39	253,294	252,733
6.00%, 01/01/29 - 05/01/41	580,919	589,850
6.50%, 08/01/28 - 08/01/36	27,994	28,906
7.00%, 10/01/32 - 02/01/34	6,896	7,224
7.50%, 12/01/26 - 03/01/33	17,636	18,125
8.00%, 06/01/24 - 10/01/31	2,990	3,033
8.50%, 04/01/30	848	897
Federal National Mortgage Association 1.60% + 1 year RFUCCT
4.97%, 04/01/37 (b)	1,493	1,480
Government National Mortgage Association
3.00%, 12/20/42 - 05/20/45	3,472,753	3,005,388
3.50%, 08/20/48	652,574	578,408
4.00%, 01/20/41 - 04/20/43	565,715	523,068
4.50%, 08/15/33 - 03/20/41	263,038	248,911
5.00%, 08/15/33	14,707	14,638
6.00%, 04/15/27 - 04/15/35	88,587	90,764
6.50%, 03/15/24 - 09/15/36	30,834	31,796
7.00%, 11/15/27 - 10/15/36	21,973	22,731
7.50%, 10/15/28	4,891	4,974
8.00%, 09/15/27 - 06/15/30	13,729	13,904
Government National Mortgage Association, TBA
2.50%, 10/20/53 (c)	3,010,193	2,458,726
4.00%, 10/20/53 (c)	595,406	536,141
	Principal Amount	Fair Value
Uniform Mortgage-Backed Security, TBA
2.00%, 10/01/53 (c)	$7,834,885	$5,953,800
2.50%, 10/01/52 (c)	6,931,253	5,498,674
3.00%, 10/01/53 (c)	2,731,754	2,258,866
3.50%, 10/01/53 (c)	2,483,779	2,134,552
4.00%, 10/01/53 (c)	3,505,175	3,120,366
4.50%, 10/01/52 (c)	3,733,973	3,426,895
		42,595,409
Agency Collateralized Mortgage Obligations - 0.8%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.51%, 07/25/29 (a)	745,002	645,953
4.05%, 09/25/28 (a)(b)	300,000	285,504
Federal Home Loan Mortgage Corp. REMIC
5.50%, 06/15/33 (d)	13,558	2,049
Federal Home Loan Mortgage Corp. STRIPS
0.00%, 08/01/27 (e)	226	205
8.00%, 07/01/24 (d)	105	3
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
0.08%, 09/25/43 (b)(d)	521,303	4,788
Federal National Mortgage Association Interest STRIPS
0.00%, 12/25/34 (e)	14,961	11,796
4.50%, 08/25/35 - 01/25/36 (d)	25,844	3,406
5.00%, 03/25/38 - 05/25/38 (d)	16,504	2,633
5.50%, 12/25/33 (d)	4,879	839
6.00%, 01/25/35 (d)	19,285	3,469
8.00%, 07/25/24 (d)	181	4
Federal National Mortgage Association REMIC
1.17%, 12/25/42 (b)(d)	102,825	3,639
5.00%, 02/25/40 - 09/25/40 (d)	25,097	2,492
Federal National Mortgage Association REMIC 5.89% + SOFR
0.57%, 07/25/38 (b)(d)	15,157	1,003
Federal National Mortgage Association REMIC 6.44% + SOFR
1.12%, 11/25/41 (b)(d)	1,541,049	144,562
		1,112,345
Asset Backed - 0.0% *
Chase Funding Trust
4.99%, 11/25/33 (f)	54,710	53,847
		53,847
Corporate Notes - 36.9%
3M Co.
3.13%, 09/19/46 (a)	15,000	9,539
7-Eleven, Inc.
0.95%, 02/10/26 (a)(g)	210,000	187,923
Abbott Laboratories
3.75%, 11/30/26 (a)	26,000	24,939
4.90%, 11/30/46 (a)	60,000	54,778
AbbVie, Inc.
2.60%, 11/21/24 (a)	101,000	97,359
3.20%, 05/14/26 - 11/21/29 (a)	136,000	123,055

See Notes to Schedule of Investments.
Elfun Income Fund	1

Elfun Income Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Principal Amount	Fair Value
4.05%, 11/21/39 (a)	$42,000	$34,290
4.25%, 11/21/49 (a)	64,000	50,689
4.30%, 05/14/36 (a)	44,000	38,591
4.40%, 11/06/42 (a)	30,000	24,841
4.63%, 10/01/42 (a)	5,000	4,213
4.70%, 05/14/45 (a)	11,000	9,388
4.88%, 11/14/48 (a)	8,000	6,997
Advance Auto Parts, Inc.
3.90%, 04/15/30 (a)	57,000	46,268
5.95%, 03/09/28 (a)	160,000	151,400
Advanced Micro Devices, Inc.
4.39%, 06/01/52 (a)	55,000	44,449
AEP Texas, Inc.
3.45%, 05/15/51 (a)	102,000	64,572
AEP Transmission Co. LLC
5.40%, 03/15/53 (a)	46,000	42,755
Aetna, Inc.
3.50%, 11/15/24 (a)	41,000	39,907
AIA Group Ltd.
4.95%, 04/04/33 (a)(g)	200,000	189,390
Aircastle Ltd.
4.25%, 06/15/26 (a)	62,000	58,672
Alcoa Nederland Holding BV
5.50%, 12/15/27 (a)(g)	203,000	193,583
Alcon Finance Corp.
2.60%, 05/27/30 (a)(g)	239,000	196,891
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33 (a)	37,000	26,205
2.95%, 03/15/34 (a)	61,000	46,266
3.55%, 03/15/52 (a)	50,000	31,583
4.70%, 07/01/30 (a)	16,000	14,721
Allstate Corp.
4.20%, 12/15/46 (a)	53,000	39,221
Allstate Corp. (8.56% fixed rate until 10/30/23; 3.20% + 3-month Term SOFR)
8.56%, 08/15/53 (a)(b)	77,000	76,129
Altria Group, Inc.
3.40%, 05/06/30 - 02/04/41 (a)	44,000	30,987
4.00%, 02/04/61 (a)	16,000	10,163
4.25%, 08/09/42 (a)	4,000	2,886
4.45%, 05/06/50 (a)	22,000	15,505
4.50%, 05/02/43 (a)	16,000	11,884
Amazon.com, Inc.
1.50%, 06/03/30 (a)	26,000	20,583
2.50%, 06/03/50 (a)	30,000	17,549
2.70%, 06/03/60 (a)	25,000	14,044
2.88%, 05/12/41 (a)	54,000	38,011
3.15%, 08/22/27 (a)	11,000	10,225
3.25%, 05/12/61 (a)	41,000	26,061
4.05%, 08/22/47 (a)	12,000	9,640
4.25%, 08/22/57 (a)	6,000	4,799
Ameren Corp.
2.50%, 09/15/24 (a)	146,000	141,261
3.65%, 02/15/26 (a)	26,000	24,774
American Electric Power Co., Inc.
2.30%, 03/01/30 (a)	32,000	25,681
3.25%, 03/01/50 (a)	13,000	7,986
American International Group, Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3-month USD LIBOR thereafter)
5.75%, 04/01/48 (a)(b)	6,000	5,573
	Principal Amount	Fair Value
American Tower Corp.
1.50%, 01/31/28 (a)	$99,000	$82,013
2.90%, 01/15/30 (a)	36,000	29,938
3.70%, 10/15/49 (a)	21,000	13,678
3.80%, 08/15/29 (a)	43,000	38,249
American Water Capital Corp.
2.95%, 09/01/27 (a)	32,000	29,258
Amgen, Inc.
2.00%, 01/15/32 (a)	70,000	52,986
2.45%, 02/21/30 (a)	18,000	14,896
3.00%, 01/15/52 (a)	40,000	24,183
3.15%, 02/21/40 (a)	69,000	48,631
5.51%, 03/02/26 (a)	114,000	113,160
5.60%, 03/02/43 (a)	59,000	54,882
5.65%, 03/02/53 (a)	54,000	50,473
5.75%, 03/02/63 (a)	59,000	54,484
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (a)	200,000	168,720
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	59,000	56,694
4.70%, 02/01/36 (a)	18,000	16,494
4.90%, 02/01/46 (a)	39,000	33,962
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30 (a)	41,000	36,503
4.00%, 04/13/28 (a)	10,000	9,454
4.35%, 06/01/40 (a)	40,000	33,872
4.38%, 04/15/38 (a)	55,000	47,703
4.60%, 04/15/48 (a)	22,000	18,613
4.75%, 04/15/58 (a)	18,000	15,070
5.55%, 01/23/49 (a)	40,000	38,413
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51 (a)	62,000	36,384
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 year CMT Rate thereafter)
4.95%, 01/14/50 (a)(b)(g)	46,000	41,503
Apple, Inc.
2.65%, 02/08/51 (a)	88,000	53,390
2.80%, 02/08/61 (a)	42,000	24,555
2.95%, 09/11/49 (a)	25,000	16,495
3.35%, 02/09/27 (a)	12,000	11,340
3.45%, 02/09/45 (a)	54,000	40,552
3.85%, 08/04/46 (a)	40,000	31,471
3.95%, 08/08/52 (a)	53,000	41,403
4.85%, 05/10/53 (a)	150,000	137,446
Applied Materials, Inc.
4.35%, 04/01/47 (a)	22,000	18,593
Aptiv PLC
4.40%, 10/01/46 (a)	15,000	10,771
ArcelorMittal SA
4.55%, 03/11/26 (a)	223,000	217,405
6.80%, 11/29/32 (a)	30,000	29,793
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	19,000	17,657
Ares Capital Corp.
2.88%, 06/15/28 (a)	136,000	113,629
3.25%, 07/15/25 (a)	278,000	260,264
Arthur J Gallagher & Co.
3.50%, 05/20/51 (a)	42,000	27,119
Ascension Health
4.85%, 11/15/53 (a)	54,000	47,809

See Notes to Schedule of Investments.
2	Elfun Income Fund

Elfun Income Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Ashtead Capital, Inc.
1.50%, 08/12/26 (a)(g)	$200,000	$176,114
5.55%, 05/30/33 (a)(g)	245,000	226,890
Astrazeneca Finance LLC
1.75%, 05/28/28 (a)	99,000	84,650
AstraZeneca PLC
3.00%, 05/28/51 (a)	47,000	30,714
4.00%, 01/17/29 (a)	13,000	12,234
4.38%, 08/17/48 (a)	5,000	4,200
AT&T, Inc.
2.75%, 06/01/31 (a)	201,000	161,011
3.65%, 06/01/51 (a)	156,000	100,517
3.85%, 06/01/60 (a)	55,000	35,015
4.35%, 03/01/29 (a)	44,000	40,907
4.50%, 05/15/35 (a)	41,000	34,933
4.55%, 03/09/49 (a)	19,000	14,348
4.75%, 05/15/46 (a)	10,000	7,873
4.85%, 03/01/39 (a)	32,000	27,018
5.40%, 02/15/34 (a)	72,000	67,345
Athene Holding Ltd.
4.13%, 01/12/28 (a)	26,000	23,696
6.15%, 04/03/30 (a)	61,000	60,103
Avangrid, Inc.
3.15%, 12/01/24 (a)	70,000	67,450
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (a)	89,000	79,292
Bank of America Corp.
3.25%, 10/21/27 (a)	41,000	37,416
4.18%, 11/25/27 (a)	76,000	70,616
4.25%, 10/22/26 (a)	60,000	56,989
5.87%, 09/15/34 (a)(b)	192,000	186,672
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09%, 06/14/29 (a)(b)	125,000	104,562
Bank of America Corp. (2.97% fixed rate until 07/21/51; 1.56% + SOFR thereafter)
2.97%, 07/21/52 (a)(b)	89,000	53,784
Bank of America Corp. (3.37% fixed rate until 01/23/25; 1.07% + 3-month Term SOFR)
3.37%, 01/23/26 (a)(b)	21,000	20,174
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.30% + 3 month Term SOFR)
3.42%, 12/20/28 (a)(b)	29,000	26,007
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.77% + 3-month Term SOFR)
3.71%, 04/24/28 (a)(b)	80,000	73,673
Bank of America Corp. (3.85% fixed rate until 03/08/32; 2.00% + 5 year CMT Rate thereafter)
3.85%, 03/08/37 (a)(b)	81,000	65,740
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.45% + 3-month Term SOFR)
3.95%, 01/23/49 (a)(b)	49,000	36,003
Bank of America Corp. (4.24% fixed rate until 04/24/37; 2.08% + 3 month Term SOFR)
4.24%, 04/24/38 (a)(b)	40,000	32,896
	Principal Amount	Fair Value
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.57% + 3-month Term SOFR)
4.27%, 07/23/29 (a)(b)	$9,000	$8,290
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.93% + 3-month Term SOFR)
4.30%, 01/28/25 (a)(b)	82,000	75,574
Bank of America Corp. (5.29% fixed rate until 04/25/33; 1.91% + SOFR thereafter)
5.29%, 04/25/34 (a)(b)	173,000	160,956
Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.39% + 3-month Term SOFR)
4.63%, 09/20/26 (a)(b)	40,000	36,129
Barrick North America Finance LLC
5.70%, 05/30/41 (a)	5,000	4,780
BAT Capital Corp.
2.73%, 03/25/31 (a)	60,000	46,183
3.73%, 09/25/40 (a)	24,000	16,010
4.39%, 08/15/37 (a)	41,000	31,251
4.54%, 08/15/47 (a)	16,000	11,008
4.91%, 04/02/30 (a)	40,000	36,684
6.42%, 08/02/33 (a)	48,000	46,564
7.08%, 08/02/53 (a)	50,000	47,185
Baxter International, Inc.
1.92%, 02/01/27 (a)	191,000	168,533
2.54%, 02/01/32 (a)	103,000	79,767
3.13%, 12/01/51 (a)	44,000	26,127
Baylor Scott & White Holdings
2.84%, 11/15/50 (a)	10,000	6,034
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	35,000	32,803
4.67%, 06/06/47 (a)	7,000	5,816
4.69%, 12/15/44 (a)	5,000	4,201
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	13,000	11,759
3.70%, 07/15/30 (a)	52,000	46,149
3.80%, 07/15/48 (a)	16,000	11,133
4.25%, 10/15/50 (a)	46,000	33,917
6.13%, 04/01/36 (a)	6,000	6,030
Berkshire Hathaway Finance Corp.
2.85%, 10/15/50 (a)	116,000	71,939
4.25%, 01/15/49 (a)	22,000	18,043
Berry Global, Inc.
4.88%, 07/15/26 (a)(g)	115,000	109,986
BHP Billiton Finance USA Ltd.
4.90%, 02/28/33 (a)	91,000	86,210
5.00%, 09/30/43 (a)	6,000	5,410
5.25%, 09/08/33 (a)	144,000	138,982
5.50%, 09/08/53 (a)	55,000	52,669
Biogen, Inc.
2.25%, 05/01/30 (a)	19,000	15,161
Block Financial LLC
2.50%, 07/15/28 (a)	57,000	48,409
3.88%, 08/15/30 (a)	17,000	14,611
Boardwalk Pipelines LP
4.80%, 05/03/29 (a)	40,000	37,254
Boeing Co.
2.70%, 02/01/27 (a)	99,000	89,541
2.95%, 02/01/30 (a)	23,000	19,371

See Notes to Schedule of Investments.
Elfun Income Fund	3

Elfun Income Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Principal Amount	Fair Value
3.25%, 03/01/28 (a)	$5,000	$4,489
3.75%, 02/01/50 (a)	25,000	16,950
5.04%, 05/01/27 (a)	145,000	141,691
5.15%, 05/01/30 (a)	80,000	76,440
5.81%, 05/01/50 (a)	50,000	45,271
Boston Properties LP
3.40%, 06/21/29 (a)	96,000	80,076
Boston Scientific Corp.
4.70%, 03/01/49 (a)	6,000	5,028
BP Capital Markets America, Inc.
3.00%, 02/24/50 (a)	47,000	29,297
3.38%, 02/08/61 (a)	67,000	41,709
4.81%, 02/13/33 (a)	83,000	77,734
BP Capital Markets PLC (4.38% fixed rate until 06/22/25; 4.04% + 5 year CMT Rate thereafter)
4.38%, 06/22/25 (a)(b)	87,000	83,149
BP Capital Markets PLC (4.88% fixed rate until 03/22/30; 4.40% + 5 year CMT Rate thereafter)
4.88%, 03/22/30 (a)(b)	61,000	54,622
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (a)	48,000	36,845
2.35%, 11/13/40 (a)	24,000	15,185
3.20%, 06/15/26 (a)	23,000	21,808
3.40%, 07/26/29 (a)	14,000	12,686
3.55%, 03/15/42 (a)	28,000	21,016
4.13%, 06/15/39 (a)	34,000	28,258
4.25%, 10/26/49 (a)	34,000	26,953
4.35%, 11/15/47 (a)	2,000	1,619
4.55%, 02/20/48 (a)	6,000	4,975
Brixmor Operating Partnership LP
2.25%, 04/01/28 (a)	80,000	67,435
3.90%, 03/15/27 (a)	17,000	15,653
Broadcom, Inc.
3.14%, 11/15/35 (a)(g)	24,000	17,491
3.19%, 11/15/36 (a)(g)	4,000	2,869
3.42%, 04/15/33 (a)(g)	169,000	134,688
3.47%, 04/15/34 (a)(g)	6,000	4,706
4.15%, 11/15/30 (a)	26,000	23,033
4.30%, 11/15/32 (a)	40,000	34,889
4.93%, 05/15/37 (a)(g)	32,000	27,566
Brooklyn Union Gas Co.
4.87%, 08/05/32 (a)(g)	182,000	161,736
Brown-Forman Corp.
4.00%, 04/15/38 (a)	6,000	4,944
Bunge Ltd. Finance Corp.
3.75%, 09/25/27 (a)	6,000	5,581
Burlington Northern Santa Fe LLC
4.15%, 12/15/48 (a)	37,000	28,907
4.55%, 09/01/44 (a)	53,000	44,514
Cameron LNG LLC
3.30%, 01/15/35 (a)(g)	5,000	3,974
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	27,000	25,152
4.95%, 06/01/47 (a)	21,000	17,251
Canadian Pacific Railway Co.
1.75%, 12/02/26 (a)	82,000	73,142
3.10%, 12/02/51 (a)	26,000	16,303
3.50%, 05/01/50 (a)	30,000	20,439
	Principal Amount	Fair Value
Cantor Fitzgerald LP
4.88%, 05/01/24 (a)(g)	$140,000	$137,533
Capital One Financial Corp.
3.75%, 07/28/26 (a)	68,000	63,025
Cardinal Health, Inc.
3.08%, 06/15/24 (a)	16,000	15,667
Carlisle Cos., Inc.
2.20%, 03/01/32 (a)	89,000	67,354
Carrier Global Corp.
2.72%, 02/15/30 (a)	39,000	32,514
3.58%, 04/05/50 (a)	30,000	20,269
Caterpillar, Inc.
3.25%, 09/19/49 - 04/09/50 (a)	61,000	42,769
Cenovus Energy, Inc.
2.65%, 01/15/32 (a)	41,000	31,864
3.75%, 02/15/52 (a)	47,000	31,070
Centene Corp.
3.00%, 10/15/30 (a)	40,000	32,257
3.38%, 02/15/30 (a)	178,000	148,527
4.25%, 12/15/27 (a)	222,000	204,511
CenterPoint Energy, Inc.
2.65%, 06/01/31 (a)	73,000	58,341
Charles Schwab Corp.
2.45%, 03/03/27 (a)	493,000	439,100
6.14%, 08/24/34 (a)(b)	144,000	139,784
Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 year CMT Rate thereafter)
4.00%, 12/01/30 (a)(b)	100,000	70,527
Charles Schwab Corp. (5.64% fixed rate until 05/19/28; 2.21% + SOFR thereafter)
5.64%, 05/19/29 (a)(b)	185,000	181,122
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41 (a)	54,000	33,830
3.70%, 04/01/51 (a)	180,000	104,526
4.80%, 03/01/50 (a)	81,000	56,413
5.05%, 03/30/29 (a)	20,000	18,687
5.75%, 04/01/48 (a)	22,000	17,572
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (a)	115,000	114,117
Cheniere Energy Partners LP
4.50%, 10/01/29 (a)	156,000	141,219
Chevron Corp.
2.24%, 05/11/30 (a)	18,000	15,011
3.08%, 05/11/50 (a)	20,000	13,421
Chevron USA, Inc.
3.85%, 01/15/28 (a)	74,000	70,299
3.90%, 11/15/24 (a)	21,000	20,638
Chubb INA Holdings, Inc.
4.35%, 11/03/45 (a)	28,000	22,890
Church & Dwight Co., Inc.
2.30%, 12/15/31 (a)	45,000	35,873
Cigna Group
2.40%, 03/15/30 (a)	42,000	34,388
3.25%, 04/15/25 (a)	39,000	37,495
3.40%, 03/01/27 - 03/15/50 (a)	39,000	33,031
3.88%, 10/15/47 (a)	7,000	4,981
4.13%, 11/15/25 (a)	59,000	57,134
4.38%, 10/15/28 (a)	15,000	14,173
4.80%, 08/15/38 (a)	13,000	11,435

See Notes to Schedule of Investments.
4	Elfun Income Fund

Elfun Income Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Principal Amount	Fair Value
4.90%, 12/15/48 (a)	$5,000	$4,214
Cisco Systems, Inc.
5.90%, 02/15/39 (a)	19,000	19,547
Citibank NA
5.80%, 09/29/28 (a)	473,000	473,251
Citigroup, Inc.
4.45%, 09/29/27 (a)	10,000	9,382
4.65%, 07/23/48 (a)	82,000	66,137
Citigroup, Inc. (2.56% fixed rate until 05/01/31; 1.17% + SOFR thereafter)
2.56%, 05/01/32 (a)(b)	61,000	47,141
Citigroup, Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%, 11/05/30 (a)(b)	29,000	24,221
Citigroup, Inc. (3.88% fixed rate until 01/24/38; 1.43% + 3-month Term SOFR)
3.88%, 01/24/39 (a)(b)	18,000	13,946
Citigroup, Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter)
4.70%, 01/30/25 (a)(b)	94,000	85,225
Citigroup, Inc. (6.17% fixed rate until 05/25/33; 2.66% + SOFR thereafter)
6.17%, 05/25/34 (a)(b)	77,000	73,825
Cleveland Electric Illuminating Co.
4.55%, 11/15/30 (a)(g)	112,000	101,623
Clorox Co.
1.80%, 05/15/30 (a)	55,000	43,307
CME Group, Inc.
2.65%, 03/15/32 (a)	44,000	35,833
CMS Energy Corp.
4.88%, 03/01/44 (a)	74,000	63,348
Coca-Cola Co.
2.60%, 06/01/50 (a)	41,000	25,047
2.75%, 06/01/60 (a)	30,000	17,949
Comcast Corp.
2.65%, 08/15/62 (a)	29,000	15,134
2.80%, 01/15/51 (a)	34,000	19,918
2.89%, 11/01/51 (a)	30,000	17,685
2.94%, 11/01/56 (a)	43,000	24,434
2.99%, 11/01/63 (a)	30,000	16,582
3.20%, 07/15/36 (a)	37,000	28,406
3.25%, 11/01/39 (a)	49,000	35,625
3.97%, 11/01/47 (a)	44,000	32,721
4.15%, 10/15/28 (a)	34,000	32,203
CommonSpirit Health
4.35%, 11/01/42	130,000	104,668
Conagra Brands, Inc.
5.30%, 11/01/38 (a)	15,000	13,147
5.40%, 11/01/48 (a)	7,000	5,912
ConocoPhillips Co.
4.30%, 11/15/44 (a)	36,000	29,072
5.55%, 03/15/54 (a)	75,000	71,233
5.70%, 09/15/63 (a)	85,000	80,836
Consolidated Edison Co. of New York, Inc.
2.90%, 12/01/26 (a)	41,000	37,296
3.35%, 04/01/30 (a)	18,000	15,784
3.88%, 06/15/47 (a)	20,000	14,341
3.95%, 04/01/50 (a)	16,000	11,826
Constellation Brands, Inc.
3.15%, 08/01/29 (a)	81,000	70,979
3.70%, 12/06/26 (a)	36,000	33,958
	Principal Amount	Fair Value
4.50%, 05/09/47 (a)	$28,000	$22,190
Constellation Energy Generation LLC
6.50%, 10/01/53 (a)	50,000	50,184
Continental Resources, Inc.
2.88%, 04/01/32 (a)(g)	64,000	47,885
3.80%, 06/01/24 (a)	290,000	284,966
Corebridge Financial, Inc.
3.90%, 04/05/32 (a)	191,000	160,360
Corning, Inc.
4.38%, 11/15/57 (a)	18,000	13,518
Corporate Office Properties LP
2.00%, 01/15/29 (a)	68,000	53,084
2.25%, 03/15/26 (a)	54,000	48,677
2.75%, 04/15/31 (a)	33,000	24,667
Crown Castle, Inc.
2.90%, 03/15/27 (a)	135,000	122,328
3.30%, 07/01/30 (a)	112,000	94,492
4.15%, 07/01/50 (a)	25,000	17,806
5.20%, 02/15/49 (a)	26,000	21,708
CSL Finance PLC
4.25%, 04/27/32 (a)(g)	94,000	85,001
CSX Corp.
4.50%, 03/15/49 - 08/01/54 (a)	63,000	50,881
CubeSmart LP
2.50%, 02/15/32 (a)	76,000	57,815
4.38%, 02/15/29 (a)	53,000	48,854
Cummins, Inc.
1.50%, 09/01/30 (a)	41,000	32,003
2.60%, 09/01/50 (a)	41,000	23,656
CVS Health Corp.
3.00%, 08/15/26 (a)	51,000	47,412
3.25%, 08/15/29 (a)	40,000	34,989
3.63%, 04/01/27 (a)	49,000	45,769
3.75%, 04/01/30 (a)	35,000	30,947
3.88%, 07/20/25 (a)	24,000	23,183
4.25%, 04/01/50 (a)	23,000	16,984
4.30%, 03/25/28 (a)	4,000	3,783
4.78%, 03/25/38 (a)	26,000	22,371
5.00%, 12/01/24 (a)	59,000	58,372
5.13%, 07/20/45 (a)	27,000	22,712
5.30%, 06/01/33 - 12/05/43 (a)	166,000	153,306
5.88%, 06/01/53 (a)	40,000	37,028
6.00%, 06/01/63 (a)	20,000	18,366
Daimler Truck Finance North America LLC
2.38%, 12/14/28 (a)(g)	155,000	131,494
2.50%, 12/14/31 (a)(g)	155,000	120,353
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (a)	66,000	64,958
6.02%, 06/15/26 (a)	4,000	4,012
8.35%, 07/15/46 (a)	2,000	2,329
Deutsche Bank AG (2.31% fixed rate until 11/16/26; 1.22% + SOFR thereafter)
2.31%, 11/16/27 (a)(b)	320,000	278,698
Deutsche Telekom AG
3.63%, 01/21/50 (a)(g)	191,000	129,802
DH Europe Finance II Sarl
2.60%, 11/15/29 (a)	41,000	35,167
3.25%, 11/15/39 (a)	22,000	16,447
3.40%, 11/15/49 (a)	8,000	5,550

See Notes to Schedule of Investments.
Elfun Income Fund	5

Elfun Income Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Diamondback Energy, Inc.
3.13%, 03/24/31 (a)	$54,000	$45,033
3.25%, 12/01/26 (a)	34,000	31,759
3.50%, 12/01/29 (a)	28,000	24,867
4.40%, 03/24/51 (a)	20,000	14,751
Digital Realty Trust LP
3.60%, 07/01/29 (a)	64,000	56,538
Discovery Communications LLC
3.95%, 03/20/28 (a)	23,000	20,952
4.95%, 05/15/42 (a)	5,000	3,618
5.00%, 09/20/37 (a)	6,000	4,896
Dollar General Corp.
3.50%, 04/03/30 (a)	24,000	20,459
4.13%, 04/03/50 (a)	35,000	23,660
Dollar Tree, Inc.
4.00%, 05/15/25 (a)	41,000	39,679
Dominion Energy, Inc.
3.07%, 08/15/24 (a)(f)	60,000	58,430
3.38%, 04/01/30 (a)	69,000	59,346
Dover Corp.
2.95%, 11/04/29 (a)	41,000	35,392
Dow Chemical Co.
2.10%, 11/15/30 (a)	30,000	23,774
3.60%, 11/15/50 (a)	30,000	20,119
4.25%, 10/01/34 (a)	18,000	15,629
6.30%, 03/15/33 (a)	72,000	74,208
DTE Energy Co.
2.85%, 10/01/26 (a)	20,000	18,361
Duke Energy Carolinas LLC
3.95%, 03/15/48 (a)	24,000	17,628
Duke Energy Corp.
2.55%, 06/15/31 (a)	104,000	82,394
3.30%, 06/15/41 (a)	93,000	63,721
3.50%, 06/15/51 (a)	79,000	51,035
3.75%, 09/01/46 (a)	134,000	92,394
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 year CMT Rate thereafter)
4.88%, 09/16/24 (a)(b)	130,000	127,000
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	30,000	22,891
DuPont de Nemours, Inc.
5.42%, 11/15/48 (a)	6,000	5,501
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (a)(g)	58,000	51,894
Eastman Chemical Co.
4.65%, 10/15/44 (a)	40,000	30,728
Eaton Corp.
3.10%, 09/15/27 (a)	19,000	17,495
Edison International
4.95%, 04/15/25 (a)	111,000	108,718
5.75%, 06/15/27 (a)	15,000	14,844
EIDP, Inc.
2.30%, 07/15/30 (a)	28,000	22,671
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	49,000	37,982
Elevance Health, Inc.
2.88%, 09/15/29 (a)	21,000	18,096
3.60%, 03/15/51 (a)	22,000	15,006
3.70%, 09/15/49 (a)	21,000	14,695
5.13%, 02/15/53 (a)	17,000	15,081
6.10%, 10/15/52 (a)	32,000	31,972
Eli Lilly & Co.
4.95%, 02/27/63 (a)	18,000	16,259
	Principal Amount	Fair Value
Emera U.S. Finance LP
2.64%, 06/15/31 (a)	$102,000	$78,752
Emerson Electric Co.
1.80%, 10/15/27 (a)	26,000	22,731
2.75%, 10/15/50 (a)	26,000	15,415
Enbridge Energy Partners LP
5.50%, 09/15/40 (a)	4,000	3,517
Enbridge, Inc.
1.60%, 10/04/26 (a)	169,000	150,185
Enbridge, Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 year CMT Rate thereafter)
5.75%, 07/15/80 (a)(b)	103,000	89,274
Energy Transfer LP
4.50%, 04/15/24 (a)	37,000	36,675
4.95%, 06/15/28 (a)	17,000	16,238
5.30%, 04/01/44 - 04/15/47 (a)	67,000	54,279
5.35%, 05/15/45 (a)	54,000	44,136
5.75%, 02/15/33 (a)	36,000	34,636
6.13%, 12/15/45 (a)	6,000	5,358
6.50%, 02/01/42 (a)	33,000	31,464
Energy Transfer LP (6.75% fixed rate until 05/15/25; 5.13% + 5 year CMT Rate thereafter)
6.75%, 05/15/25 (a)(b)	285,000	263,548
Energy Transfer LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (a)	25,000	24,944
Enterprise Products Operating LLC
4.25%, 02/15/48 (a)	49,000	38,335
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.30% + 3-month Term SOFR)
5.25%, 08/16/77 (a)(b)	16,000	14,119
EOG Resources, Inc.
4.15%, 01/15/26 (a)	3,000	2,913
4.95%, 04/15/50 (a)	19,000	16,765
5.10%, 01/15/36 (a)	11,000	9,955
Equinix, Inc.
1.25%, 07/15/25 (a)	76,000	69,912
2.15%, 07/15/30 (a)	57,000	44,620
Equinor ASA
3.25%, 11/18/49 (a)	50,000	33,472
ERP Operating LP
4.50%, 07/01/44 (a)	18,000	14,243
Estee Lauder Cos., Inc.
2.38%, 12/01/29 (a)	28,000	23,501
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/52 (a)	23,000	13,661
Eversource Energy
3.45%, 01/15/50 (a)	45,000	29,275
Exelon Corp.
4.05%, 04/15/30 (a)	69,000	62,124
4.45%, 04/15/46 (a)	46,000	35,823
4.70%, 04/15/50 (a)	46,000	36,642
Extra Space Storage LP
2.20%, 10/15/30 (a)	55,000	42,650
3.90%, 04/01/29 (a)	36,000	32,287
Exxon Mobil Corp.
2.61%, 10/15/30 (a)	64,000	54,035
3.45%, 04/15/51 (a)	64,000	44,562
FedEx Corp.
4.10%, 02/01/45 (a)	79,000	58,928

See Notes to Schedule of Investments.
6	Elfun Income Fund

Elfun Income Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Fidelity National Financial, Inc.
3.20%, 09/17/51 (a)	$62,000	$34,219
Fidelity National Information Services, Inc.
1.15%, 03/01/26 (a)	50,000	44,764
1.65%, 03/01/28 (a)	45,000	38,034
3.10%, 03/01/41 (a)	7,000	4,623
FirstEnergy Transmission LLC
4.55%, 04/01/49 (a)(g)	76,000	59,239
Fiserv, Inc.
3.50%, 07/01/29 (a)	15,000	13,353
4.40%, 07/01/49 (a)	15,000	11,494
Florida Power & Light Co.
2.85%, 04/01/25 (a)	121,000	116,141
4.13%, 02/01/42 (a)	32,000	25,877
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	47,000	36,888
Flowserve Corp.
2.80%, 01/15/32 (a)	63,000	48,155
Freeport-McMoRan, Inc.
4.25%, 03/01/30 (a)	69,000	61,069
GA Global Funding Trust
1.63%, 01/15/26 (a)(g)	74,000	66,024
General Dynamics Corp.
4.25%, 04/01/50 (a)	28,000	23,012
General Mills, Inc.
3.00%, 02/01/51 (a)	26,000	16,041
General Motors Co.
5.20%, 04/01/45 (a)	4,000	3,114
5.40%, 04/01/48 (a)	8,000	6,312
6.13%, 10/01/25 (a)	77,000	76,845
6.80%, 10/01/27 (a)	30,000	30,597
General Motors Financial Co., Inc.
1.25%, 01/08/26 (a)	92,000	82,227
2.35%, 01/08/31 (a)	40,000	30,179
5.25%, 03/01/26 (a)	30,000	29,304
5.85%, 04/06/30 (a)	255,000	244,119
Genuine Parts Co.
2.75%, 02/01/32 (a)	41,000	31,922
George Washington University
4.13%, 09/15/48	100,000	79,231
Georgia-Pacific LLC
1.75%, 09/30/25 (a)(g)	104,000	96,113
3.60%, 03/01/25 (a)(g)	169,000	163,744
Gilead Sciences, Inc.
2.60%, 10/01/40 (a)	32,000	21,039
2.95%, 03/01/27 (a)	6,000	5,536
3.50%, 02/01/25 (a)	19,000	18,454
3.65%, 03/01/26 (a)	19,000	18,185
4.15%, 03/01/47 (a)	18,000	14,215
4.60%, 09/01/35 (a)	44,000	40,124
5.25%, 10/15/33 (a)	120,000	117,048
5.55%, 10/15/53 (a)	30,000	28,819
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	52,000	47,449
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/25 (a)	53,000	51,545
Glencore Funding LLC
3.88%, 04/27/51 (a)(g)	51,000	33,728
Goldman Sachs Group, Inc.
3.85%, 01/26/27 (a)	175,000	164,113
4.25%, 10/21/25 (a)	3,000	2,889
5.15%, 05/22/45 (a)	19,000	16,292
	Principal Amount	Fair Value
Goldman Sachs Group, Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR thereafter)
2.38%, 07/21/32 (a)(b)	$41,000	$31,211
Goldman Sachs Group, Inc. (2.91% fixed rate until 07/21/41; 1.47% + SOFR thereafter)
2.91%, 07/21/42 (a)(b)	31,000	20,005
Goldman Sachs Group, Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR thereafter)
3.21%, 04/22/42 (a)(b)	49,000	33,148
Goldman Sachs Group, Inc. (3.44% fixed rate until 02/24/42; 1.63% + SOFR thereafter)
3.44%, 02/24/43 (a)(b)	77,000	53,107
Goldman Sachs Group, Inc. (3.81% fixed rate until 04/23/28; 1.42% + 3-month Term SOFR)
3.81%, 04/23/29 (a)(b)	19,000	17,254
Goldman Sachs Group, Inc. (4.02% fixed rate until 10/31/37; 1.64% + 3-month Term SOFR)
4.02%, 10/31/38 (a)(b)	22,000	17,322
Goldman Sachs Group, Inc. (4.22% fixed rate until 05/01/28; 1.56% + 3-month Term SOFR)
4.22%, 05/01/29 (a)(b)	35,000	32,391
Graphic Packaging International LLC
1.51%, 04/15/26 (a)(g)	61,000	53,864
Gray Oak Pipeline LLC
2.60%, 10/15/25 (a)(g)	95,000	87,588
Haleon U.S. Capital LLC
3.38%, 03/24/27 (a)	250,000	232,012
3.63%, 03/24/32 (a)	250,000	214,532
Halliburton Co.
3.80%, 11/15/25 (a)	2,000	1,934
5.00%, 11/15/45 (a)	17,000	14,370
Hartford Financial Services Group, Inc. (7.75% fixed rate until 10/30/23; 2.39% + 3-month Term SOFR)
7.75%, 02/12/67 (a)(b)(g)	54,000	46,208
HCA, Inc.
3.13%, 03/15/27 (a)	133,000	120,744
3.50%, 09/01/30 (a)	45,000	38,124
3.63%, 03/15/32 (a)	40,000	33,171
4.63%, 03/15/52 (a)	74,000	55,521
5.38%, 02/01/25 (a)	341,000	337,484
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/30 (a)(g)	56,000	44,846
3.20%, 06/01/50 (a)(g)	20,000	12,648
Healthcare Realty Holdings LP
2.00%, 03/15/31 (a)	30,000	22,440
Helmerich & Payne, Inc.
2.90%, 09/29/31 (a)	31,000	24,464
Hess Corp.
5.60%, 02/15/41 (a)	5,000	4,516
5.80%, 04/01/47 (a)	4,000	3,634
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (a)	6,000	5,823

See Notes to Schedule of Investments.
Elfun Income Fund	7

Elfun Income Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Highwoods Realty LP
4.13%, 03/15/28 (a)	$21,000	$18,678
4.20%, 04/15/29 (a)	55,000	46,652
Home Depot, Inc.
2.70%, 04/15/30 (a)	22,000	18,749
3.35%, 04/15/50 (a)	40,000	27,254
3.50%, 09/15/56 (a)	25,000	16,935
3.90%, 12/06/28 (a)	18,000	16,967
4.50%, 12/06/48 (a)	15,000	12,570
Honeywell International, Inc.
1.75%, 09/01/31 (a)	61,000	46,785
2.70%, 08/15/29 (a)	3,000	2,616
Hormel Foods Corp.
1.80%, 06/11/30 (a)	81,000	64,997
HSBC Holdings PLC (2.01% fixed rate until 09/22/27; 1.73% + SOFR thereafter)
2.01%, 09/22/28 (a)(b)	330,000	279,995
HSBC Holdings PLC (2.25% fixed rate until 11/22/26; 1.10% + SOFR thereafter)
2.25%, 11/22/27 (a)(b)	200,000	176,446
HSBC Holdings PLC (2.87% fixed rate until 11/22/31; 1.41% + SOFR thereafter)
2.87%, 11/22/32 (a)(b)	200,000	153,746
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.61% + 3 month Term SOFR)
4.29%, 09/12/26 (a)(b)	423,000	406,084
HSBC Holdings PLC (6.00% fixed rate until 5/22/27; 3.75% + 5 year US ISDA thereafter)
6.00%, 05/22/27 (a)(b)	465,000	413,766
Humana, Inc.
1.35%, 02/03/27 (a)	99,000	86,243
2.15%, 02/03/32 (a)	52,000	39,241
Huntington Bancshares, Inc.
2.55%, 02/04/30 (a)	80,000	63,058
Huntington Ingalls Industries, Inc.
2.04%, 08/16/28 (a)	77,000	64,564
Huntsman International LLC
4.50%, 05/01/29 (a)	79,000	71,376
Hyundai Capital America
1.30%, 01/08/26 (a)(g)	155,000	139,635
Imperial Brands Finance PLC
3.13%, 07/26/24 (a)(g)	264,000	257,382
3.50%, 07/26/26 (a)(g)	200,000	187,274
Indiana Michigan Power Co.
3.25%, 05/01/51 (a)	47,000	29,542
ING Groep NV (6.35% fixed rate until 04/01/26; 1.01% + SOFR thereafter)
6.35%, 04/01/27 (a)(b)	470,000	463,326
Ingersoll Rand, Inc.
5.70%, 08/14/33 (a)	120,000	115,818
Ingredion, Inc.
3.90%, 06/01/50 (a)	18,000	12,005
Intel Corp.
2.00%, 08/12/31 (a)	62,000	48,470
2.80%, 08/12/41 (a)	71,000	46,377
3.10%, 02/15/60 (a)	26,000	14,935
5.63%, 02/10/43 (a)	77,000	73,216
5.70%, 02/10/53 (a)	55,000	51,559
5.90%, 02/10/63 (a)	44,000	41,728
	Principal Amount	Fair Value
Intercontinental Exchange, Inc.
2.65%, 09/15/40 (a)	$19,000	$12,408
International Business Machines Corp.
3.45%, 02/19/26 (a)	254,000	242,034
4.15%, 05/15/39 (a)	150,000	121,719
4.25%, 05/15/49 (a)	150,000	115,857
International Paper Co.
4.40%, 08/15/47 (a)	28,000	21,576
Interstate Power & Light Co.
3.40%, 08/15/25 (a)	169,000	161,201
Intuit, Inc.
5.50%, 09/15/53 (a)	75,000	71,882
ITC Holdings Corp.
2.95%, 05/14/30 (a)(g)	116,000	96,082
JAB Holdings BV
2.20%, 11/23/30 (a)(g)	250,000	190,067
Jabil, Inc.
4.25%, 05/15/27 (a)	163,000	153,896
Jacobs Engineering Group, Inc.
5.90%, 03/01/33 (a)	191,000	180,929
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
2.50%, 01/15/27 (a)	279,000	246,337
5.13%, 02/01/28 (a)	118,000	112,142
5.75%, 04/01/33 (a)	40,000	36,500
Jefferies Financial Group, Inc.
5.88%, 07/21/28 (a)	144,000	140,888
John Deere Capital Corp.
2.45%, 01/09/30 (a)	101,000	85,756
3.90%, 06/07/32 (a)	32,000	28,768
5.15%, 09/08/33 (a)	287,000	280,514
Johnson & Johnson
3.63%, 03/03/37 (a)	20,000	16,817
Johnson Controls International PLC
4.50%, 02/15/47 (a)	6,000	4,802
JPMorgan Chase & Co. (1.58% fixed rate until 04/22/26; 0.89% + SOFR thereafter)
1.58%, 04/22/27 (a)(b)	113,000	100,794
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + 3-month Term SOFR)
2.96%, 05/13/31 (a)(b)	66,000	54,327
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + SOFR thereafter)
3.16%, 04/22/42 (a)(b)	54,000	36,979
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.62% + 3-month Term SOFR)
3.88%, 07/24/38 (a)(b)	23,000	18,340
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.48% + 3 month Term SOFR)
3.90%, 01/23/49 (a)(b)	124,000	89,594
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.51% + 3-month Term SOFR)
3.96%, 01/29/27 (a)(b)	68,000	64,962

See Notes to Schedule of Investments.
8	Elfun Income Fund

Elfun Income Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Principal Amount	Fair Value
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.38% + 3-month Term SOFR)
4.01%, 04/23/29 (a)(b)	$26,000	$23,956
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.72% + 3-month Term SOFR)
4.03%, 07/24/48 (a)(b)	16,000	11,955
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + 3-month Term SOFR)
4.49%, 03/24/31 (a)(b)	99,000	90,517
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + 3-month Term SOFR)
4.60%, 02/01/25 (a)(b)	118,000	110,513
Kaiser Foundation Hospitals
3.00%, 06/01/51 (a)	63,000	39,301
3.27%, 11/01/49 (a)	154,000	102,105
Kenvue, Inc.
4.90%, 03/22/33 (a)(g)	176,000	168,207
5.05%, 03/22/53 (a)(g)	48,000	43,490
5.20%, 03/22/63 (a)(g)	32,000	28,790
Keurig Dr Pepper, Inc.
3.20%, 05/01/30 (a)	46,000	39,594
3.80%, 05/01/50 (a)	33,000	23,307
KeyBank NA (5.66% fixed rate until 10/30/23; 0.32% + SOFR thereafter)
5.66%, 06/14/24 (a)(b)	300,000	294,876
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (a)	5,000	3,877
5.00%, 03/01/43 (a)	18,000	14,509
6.38%, 03/01/41 (a)	18,000	17,005
Kinder Morgan, Inc.
1.75%, 11/15/26 (a)	189,000	168,140
5.05%, 02/15/46 (a)	17,000	13,599
5.20%, 06/01/33 (a)	40,000	36,992
KLA Corp.
3.30%, 03/01/50 (a)	41,000	27,271
Kraft Heinz Foods Co.
5.20%, 07/15/45 (a)	61,000	53,073
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)	76,000	66,235
2.70%, 10/15/28 (a)	155,000	127,350
L3Harris Technologies, Inc.
3.85%, 12/15/26 (a)	29,000	27,460
Lear Corp.
4.25%, 05/15/29 (a)	26,000	23,602
Leidos, Inc.
3.63%, 05/15/25 (a)	32,000	30,723
4.38%, 05/15/30 (a)	143,000	127,806
5.75%, 03/15/33 (a)	72,000	68,860
Liberty Mutual Group, Inc.
3.95%, 05/15/60 (a)(g)	18,000	11,305
Lincoln National Corp.
4.35%, 03/01/48 (a)	62,000	42,586
Lincoln National Corp. (9.25% fixed rate until 12/01/27; 5.32% + 5 year CMT Rate thereafter)
9.25%, 12/01/27 (a)(b)	77,000	79,822
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	6,000	5,772
	Principal Amount	Fair Value
4.50%, 05/15/36 (a)	$37,000	$33,697
Lowe's Cos., Inc.
1.30%, 04/15/28 (a)	25,000	20,801
1.70%, 09/15/28 - 10/15/30 (a)	83,000	68,042
3.00%, 10/15/50 (a)	39,000	22,943
3.70%, 04/15/46 (a)	6,000	4,154
4.05%, 05/03/47 (a)	29,000	21,350
5.63%, 04/15/53 (a)	58,000	52,720
LYB International Finance III LLC
1.25%, 10/01/25 (a)	28,000	25,510
3.63%, 04/01/51 (a)	40,000	25,485
3.80%, 10/01/60 (a)	17,000	10,378
M&T Bank Corp. (5.05% fixed rate until 01/27/33; 1.85% + SOFR thereafter)
5.05%, 01/27/34 (a)(b)	262,000	227,005
Marsh & McLennan Cos., Inc.
2.90%, 12/15/51 (a)	41,000	24,608
McCormick & Co., Inc.
1.85%, 02/15/31 (a)	26,000	19,778
3.25%, 11/15/25 (a)	286,000	271,463
McDonald's Corp.
3.60%, 07/01/30 (a)	61,000	54,504
3.63%, 09/01/49 (a)	13,000	9,158
4.88%, 12/09/45 (a)	17,000	14,676
Medtronic Global Holdings SCA
4.50%, 03/30/33 (a)	261,000	242,915
Medtronic, Inc.
4.63%, 03/15/45 (a)	6,000	5,258
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52 (a)	80,000	61,462
Mercedes-Benz Finance North America LLC
5.38%, 11/26/25 (a)(g)	245,000	243,826
Merck & Co., Inc.
1.90%, 12/10/28 (a)	121,000	103,175
2.45%, 06/24/50 (a)	58,000	33,286
2.75%, 12/10/51 (a)	38,000	22,955
2.90%, 12/10/61 (a)	19,000	10,910
4.00%, 03/07/49 (a)	12,000	9,399
4.50%, 05/17/33 (a)	156,000	145,954
5.00%, 05/17/53 (a)	44,000	40,095
Meta Platforms, Inc.
3.85%, 08/15/32 (a)	118,000	104,710
4.45%, 08/15/52 (a)	77,000	60,934
MetLife, Inc.
4.72%, 12/15/44 (a)	26,000	21,470
Micron Technology, Inc.
3.37%, 11/01/41 (a)	52,000	34,172
3.48%, 11/01/51 (a)	71,000	43,372
Microsoft Corp.
2.40%, 08/08/26 (a)	28,000	26,008
2.68%, 06/01/60 (a)	10,000	5,877
2.92%, 03/17/52 (a)	76,000	49,865
3.45%, 08/08/36 (a)	6,000	5,058
3.50%, 02/12/35 (a)	24,000	20,885
Mid-America Apartments LP
2.88%, 09/15/51 (a)	61,000	35,232
Mizuho Financial Group, Inc.
2.84%, 09/13/26 (a)	489,000	448,349
Molson Coors Beverage Co.
4.20%, 07/15/46 (a)	10,000	7,506

See Notes to Schedule of Investments.
Elfun Income Fund	9

Elfun Income Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Morgan Stanley
3.70%, 10/23/24 (a)	$18,000	$17,584
3.97%, 07/22/38 (a)(b)	26,000	20,571
4.35%, 09/08/26 (a)	81,000	77,233
4.38%, 01/22/47 (a)	25,000	19,664
Morgan Stanley (1.51% fixed rate until 07/20/26; 0.86% + SOFR thereafter)
1.51%, 07/20/27 (a)(b)	62,000	54,595
Morgan Stanley (2.48% fixed rate until 09/16/31; 1.36% + SOFR thereafter)
2.48%, 09/16/36 (a)(b)	242,000	176,844
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80%, 01/25/52 (a)(b)	120,000	69,911
MPLX LP
2.65%, 08/15/30 (a)	47,000	37,926
5.20%, 12/01/47 (a)	10,000	8,099
Mylan, Inc.
5.20%, 04/15/48 (a)	18,000	13,045
Nasdaq, Inc.
5.95%, 08/15/53 (a)	30,000	28,022
6.10%, 06/28/63 (a)	40,000	37,039
National Australia Bank Ltd. (3.35% fixed rate until 01/12/32; 1.70% + 5 year CMT Rate thereafter)
3.35%, 01/12/37 (a)(b)(g)	254,000	192,585
Nevada Power Co.
6.00%, 03/15/54 (a)	45,000	43,992
NewMarket Corp.
2.70%, 03/18/31 (a)	40,000	31,354
Newmont Corp.
4.88%, 03/15/42 (a)	26,000	22,252
NextEra Energy Capital Holdings, Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3-month USD LIBOR thereafter)
5.65%, 05/01/79 (a)(b)	41,000	37,774
NGPL PipeCo LLC
3.25%, 07/15/31 (a)(g)	80,000	63,546
NIKE, Inc.
3.38%, 03/27/50 (a)	16,000	11,387
NiSource, Inc.
3.60%, 05/01/30 (a)	48,000	41,821
3.95%, 03/30/48 (a)	8,000	5,713
5.25%, 03/30/28 (a)	302,000	295,984
NNN REIT, Inc.
4.00%, 11/15/25 (a)	35,000	33,516
Norfolk Southern Corp.
3.95%, 10/01/42 (a)	26,000	19,910
Northwestern Mutual Life Insurance Co.
3.45%, 03/30/51 (a)(g)	100,000	63,511
NOV, Inc.
3.60%, 12/01/29 (a)	61,000	53,318
Novant Health, Inc.
3.32%, 11/01/61 (a)	48,000	29,447
Novartis Capital Corp.
2.20%, 08/14/30 (a)	69,000	57,187
3.00%, 11/20/25 (a)	6,000	5,716
Nutrien Ltd.
4.90%, 03/27/28 - 06/01/43 (a)	230,000	218,535
	Principal Amount	Fair Value
NVIDIA Corp.
3.50%, 04/01/50 (a)	$28,000	$20,404
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 11/30/51 (a)	100,000	60,692
Occidental Petroleum Corp.
6.13%, 01/01/31 (a)	133,000	131,069
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (a)	40,000	34,512
Oncor Electric Delivery Co. LLC
3.80%, 09/30/47 (a)	8,000	5,851
ONEOK, Inc.
4.35%, 03/15/29 (a)	37,000	34,048
5.80%, 11/01/30 (a)	300,000	293,583
6.10%, 11/15/32 (a)	55,000	54,316
6.63%, 09/01/53 (a)	96,000	93,945
Oracle Corp.
2.30%, 03/25/28 (a)	26,000	22,502
2.65%, 07/15/26 (a)	40,000	36,875
2.88%, 03/25/31 (a)	41,000	33,492
2.95%, 04/01/30 (a)	61,000	51,230
3.60%, 04/01/50 (a)	40,000	25,852
3.65%, 03/25/41 (a)	43,000	30,669
3.80%, 11/15/37 (a)	5,000	3,809
3.95%, 03/25/51 (a)	24,000	16,448
4.00%, 07/15/46 - 11/15/47 (a)	51,000	35,808
4.10%, 03/25/61 (a)	53,000	35,240
5.55%, 02/06/53 (a)	36,000	31,552
6.15%, 11/09/29 (a)	135,000	137,051
6.90%, 11/09/52 (a)	36,000	37,070
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	71,000	67,015
2.57%, 02/15/30 (a)	25,000	20,724
3.36%, 02/15/50 (a)	26,000	17,327
Pacific Gas & Electric Co.
2.10%, 08/01/27 (a)	40,000	34,156
2.50%, 02/01/31 (a)	69,000	52,396
3.00%, 06/15/28 (a)	65,000	55,719
3.30%, 08/01/40 (a)	69,000	44,295
3.50%, 08/01/50 (a)	28,000	16,689
4.30%, 03/15/45 (a)	46,000	30,965
PacifiCorp
2.70%, 09/15/30 (a)	42,000	34,319
2.90%, 06/15/52 (a)	88,000	48,454
6.25%, 10/15/37 (a)	2,000	1,985
Packaging Corp. of America
3.05%, 10/01/51 (a)	54,000	32,095
Paramount Global
2.90%, 01/15/27 (a)	17,000	15,050
3.70%, 06/01/28 (a)	16,000	13,974
5.25%, 04/01/44 (a)	4,000	2,780
Parker-Hannifin Corp.
3.25%, 06/14/29 (a)	35,000	31,081
4.50%, 09/15/29 (a)	60,000	56,731
Patterson-UTI Energy, Inc.
7.15%, 10/01/33 (a)	75,000	75,330
PayPal Holdings, Inc.
2.65%, 10/01/26 (a)	53,000	48,867
3.25%, 06/01/50 (a)	28,000	18,335
PepsiCo, Inc.
1.63%, 05/01/30 (a)	39,000	31,279
2.63%, 07/29/29 (a)	53,000	46,461
2.75%, 10/21/51 (a)	93,000	57,714

See Notes to Schedule of Investments.
10	Elfun Income Fund

Elfun Income Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28 (a)	$239,000	$230,360
4.75%, 05/19/33 (a)	142,000	134,559
5.30%, 05/19/53 (a)	28,000	26,006
5.34%, 05/19/63 (a)	88,000	80,399
Pfizer, Inc.
2.70%, 05/28/50 (a)	84,000	52,623
3.90%, 03/15/39 (a)	23,000	18,877
4.13%, 12/15/46 (a)	19,000	15,250
4.40%, 05/15/44 (a)	5,000	4,255
Philip Morris International, Inc.
1.50%, 05/01/25 (a)	45,000	42,117
2.10%, 05/01/30 (a)	18,000	14,330
3.38%, 08/15/29 (a)	27,000	23,752
4.13%, 03/04/43 (a)	14,000	10,523
5.13%, 02/15/30 (a)	233,000	223,487
5.38%, 02/15/33 (a)	77,000	72,793
5.63%, 11/17/29 (a)	60,000	59,274
Phillips 66 Co.
2.15%, 12/15/30 (a)	223,000	175,396
3.15%, 12/15/29 (a)	110,000	94,906
3.30%, 03/15/52 (a)	66,000	41,314
3.75%, 03/01/28 (a)	6,000	5,563
4.68%, 02/15/45 (a)	24,000	19,107
Pilgrim's Pride Corp.
6.25%, 07/01/33 (a)	77,000	72,447
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	62,000	55,992
2.15%, 01/15/31 (a)	35,000	27,611
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	47,000	40,335
PPL Capital Funding, Inc.
3.10%, 05/15/26 (a)	50,000	46,874
Precision Castparts Corp.
4.38%, 06/15/45 (a)	25,000	20,292
Progressive Corp.
3.00%, 03/15/32 (a)	78,000	65,273
Prologis LP
3.05%, 03/01/50 (a)	17,000	10,434
3.25%, 06/30/26 (a)	16,000	15,088
Prospect Capital Corp.
3.36%, 11/15/26 (a)	74,000	64,060
Prudential Financial, Inc.
3.94%, 12/07/49 (a)	41,000	29,475
Prudential Financial, Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3-month USD LIBOR thereafter)
5.70%, 09/15/48 (a)(b)	37,000	33,969
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	41,000	37,778
Public Storage Operating Co.
5.35%, 08/01/53 (a)	35,000	31,891
PVH Corp.
4.63%, 07/10/25 (a)	115,000	111,003
QUALCOMM, Inc.
4.30%, 05/20/47 (a)	5,000	4,026
4.50%, 05/20/52 (a)	77,000	62,753
Quanta Services, Inc.
2.35%, 01/15/32 (a)	67,000	50,468
3.05%, 10/01/41 (a)	74,000	47,152
Quest Diagnostics, Inc.
2.95%, 06/30/30 (a)	16,000	13,441
	Principal Amount	Fair Value
Realty Income Corp.
2.85%, 12/15/32 (a)	$37,000	$28,757
3.00%, 01/15/27 (a)	7,000	6,412
3.25%, 01/15/31 (a)	39,000	32,739
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	81,000	62,348
Regions Financial Corp.
1.80%, 08/12/28 (a)	156,000	126,193
RenaissanceRe Holdings Ltd.
5.75%, 06/05/33 (a)	97,000	91,182
Republic Services, Inc.
2.38%, 03/15/33 (a)	108,000	82,884
5.00%, 04/01/34 (a)	73,000	69,086
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (a)	100,000	59,496
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (a)	14,000	11,299
Rockwell Automation, Inc.
2.80%, 08/15/61 (a)	21,000	12,124
4.20%, 03/01/49 (a)	27,000	21,951
Rogers Communications, Inc.
5.00%, 03/15/44 (a)	6,000	4,829
Roper Technologies, Inc.
2.95%, 09/15/29 (a)	41,000	35,505
Ross Stores, Inc.
4.70%, 04/15/27 (a)	12,000	11,529
Royalty Pharma PLC
1.20%, 09/02/25 (a)	70,000	63,620
1.75%, 09/02/27 (a)	34,000	28,994
2.20%, 09/02/30 (a)	11,000	8,515
3.30%, 09/02/40 (a)	5,000	3,273
RPM International, Inc.
3.75%, 03/15/27 (a)	16,000	14,892
RTX Corp.
1.90%, 09/01/31 (a)	76,000	57,375
2.82%, 09/01/51 (a)	52,000	29,857
3.13%, 05/04/27 (a)	61,000	56,070
3.50%, 03/15/27 (a)	20,000	18,604
3.95%, 08/16/25 (a)	18,000	17,407
4.15%, 05/15/45 (a)	22,000	16,660
4.45%, 11/16/38 (a)	18,000	15,076
Ryder System, Inc.
2.90%, 12/01/26 (a)	107,000	97,730
Salesforce, Inc.
1.95%, 07/15/31 (a)	50,000	39,482
2.70%, 07/15/41 (a)	66,000	44,606
Saudi Arabian Oil Co.
3.50%, 04/16/29 (a)(g)	254,000	229,047
4.38%, 04/16/49 (a)(g)	254,000	195,212
Schlumberger Holdings Corp.
3.90%, 05/17/28 (a)(g)	31,000	28,921
Schlumberger Investment SA
4.85%, 05/15/33 (a)	164,000	154,675
Sealed Air Corp.
1.57%, 10/15/26 (a)(g)	278,000	241,785
Selective Insurance Group, Inc.
5.38%, 03/01/49 (a)	15,000	12,771
Sempra
3.80%, 02/01/38 (a)	8,000	6,209
4.00%, 02/01/48 (a)	14,000	10,073
Sempra (4.13% fixed rate until 01/01/27; 2.87% + 5 year CMT Rate thereafter)
4.13%, 04/01/52 (a)(b)	111,000	90,108

See Notes to Schedule of Investments.
Elfun Income Fund	11

Elfun Income Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Shell International Finance BV
3.13%, 11/07/49 (a)	$39,000	$25,282
3.75%, 09/12/46 (a)	13,000	9,595
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (a)	6,000	5,604
Simon Property Group LP
3.38%, 06/15/27 (a)	22,000	20,290
Sonoco Products Co.
2.85%, 02/01/32 (a)	76,000	60,694
Southern California Edison Co.
4.00%, 04/01/47 (a)	83,000	60,096
4.20%, 03/01/29 (a)	60,000	55,785
5.65%, 10/01/28 (a)	390,000	389,614
Southern Co.
3.70%, 04/30/30 (a)	88,000	77,826
Southern Co. Gas Capital Corp.
3.95%, 10/01/46 (a)	45,000	31,321
4.40%, 05/30/47 (a)	5,000	3,773
Southwest Airlines Co.
2.63%, 02/10/30 (a)	61,000	50,175
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	30,000	27,487
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	6,000	5,580
4.50%, 03/15/45 (a)	5,000	3,793
Stanley Black & Decker, Inc.
3.00%, 05/15/32 (a)	87,000	70,382
Starbucks Corp.
4.00%, 11/15/28 (a)	16,000	15,032
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (a)	198,000	160,295
Stryker Corp.
1.95%, 06/15/30 (a)	93,000	74,462
Sumitomo Mitsui Financial Group, Inc.
4.44%, 04/02/24 (a)(g)	466,000	461,885
6.18%, 07/13/43 (a)	144,000	137,696
Sumitomo Mitsui Trust Bank Ltd.
1.35%, 09/16/26 (a)(g)	484,000	426,230
Suncor Energy, Inc.
4.00%, 11/15/47 (a)	6,000	4,240
Svenska Handelsbanken AB (1.42% fixed rate until 06/11/26; 0.63% + 1 year CMT Rate thereafter)
1.42%, 06/11/27 (a)(b)(g)	250,000	219,470
Sysco Corp.
3.25%, 07/15/27 (a)	18,000	16,526
5.95%, 04/01/30 (a)	6,000	6,046
6.60%, 04/01/50 (a)	7,000	7,220
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (a)	200,000	160,820
3.18%, 07/09/50 (a)	200,000	126,442
Take-Two Interactive Software, Inc.
3.70%, 04/14/27 (a)	187,000	175,077
4.00%, 04/14/32 (a)	40,000	34,823
Tampa Electric Co.
2.40%, 03/15/31 (a)	87,000	69,145
3.45%, 03/15/51 (a)	54,000	34,686
4.35%, 05/15/44 (a)	58,000	44,575
	Principal Amount	Fair Value
Tapestry, Inc.
4.13%, 07/15/27 (a)	$5,000	$4,598
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28 (a)	182,000	173,007
Target Corp.
1.95%, 01/15/27 (a)	27,000	24,376
Teck Resources Ltd.
5.40%, 02/01/43 (a)	20,000	16,764
Texas Instruments, Inc.
3.88%, 03/15/39 (a)	29,000	23,836
The Boeing Co.
2.20%, 02/04/26 (a)	116,000	106,566
3.55%, 03/01/38 (a)	4,000	2,928
The Charles Schwab Corp.
2.90%, 03/03/32 (a)	36,000	28,378
The Dow Chemical Co.
5.55%, 11/30/48 (a)	19,000	16,985
The Goldman Sachs Group Inc. (1.54% fixed rate until 09/10/26; 0.82% + SOFR thereafter)
1.54%, 09/10/27 (a)(b)	75,000	65,657
The Home Depot Inc.
3.90%, 06/15/47 (a)	16,000	12,189
4.95%, 09/15/52 (a)	25,000	22,359
The Kroger Co.
2.20%, 05/01/30 (a)	35,000	27,973
4.65%, 01/15/48 (a)	10,000	7,988
The Progressive Corp.
3.70%, 03/15/52 (a)	20,000	14,270
The Southern Co.
3.25%, 07/01/26 (a)	8,000	7,500
The Williams Cos. Inc.
5.30%, 08/15/52 (a)	32,000	27,227
Thermo Fisher Scientific, Inc.
2.80%, 10/15/41 (a)	52,000	34,990
Time Warner Cable LLC
6.55%, 05/01/37 (a)	17,000	15,416
T-Mobile USA, Inc.
3.50%, 04/15/31 (a)	232,000	195,952
3.75%, 04/15/27 (a)	90,000	84,044
4.50%, 04/15/50 (a)	18,000	13,801
4.80%, 07/15/28 (a)	219,000	210,284
Toronto-Dominion Bank
3.20%, 03/10/32 (a)	163,000	133,313
4.46%, 06/08/32 (a)	83,000	74,506
Toronto-Dominion Bank (3.63% fixed rate until 9/15/26; 2.21% + 5 year swap Rate thereafter)
3.63%, 09/15/31 (a)(b)	30,000	27,736
TotalEnergies Capital International SA
3.46%, 02/19/29 (a)	42,000	38,416
Tractor Supply Co.
5.25%, 05/15/33 (a)	77,000	72,499
Trane Technologies Financing Ltd.
3.55%, 11/01/24 (a)	39,000	38,014
3.80%, 03/21/29 (a)	6,000	5,530
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	54,000	50,570
4.88%, 01/15/26 (a)	11,000	10,774

See Notes to Schedule of Investments.
12	Elfun Income Fund

Elfun Income Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3-month USD LIBOR thereafter)
5.63%, 05/20/75 (a)(b)	$116,000	$107,319
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (a)	22,000	20,478
Travelers Cos., Inc.
2.55%, 04/27/50 (a)	81,000	47,204
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 year CMT Rate thereafter)
4.80%, 09/01/24 (a)(b)	158,000	134,742
TWDC Enterprises 18 Corp.
4.13%, 06/01/44 (a)	5,000	3,941
Tyco Electronics Group SA
3.13%, 08/15/27 (a)	21,000	19,367
U.S. Bancorp (4.97% fixed rate until 07/22/32; 2.11% + SOFR thereafter)
4.97%, 07/22/33 (a)(b)	175,000	152,514
UDR, Inc.
2.10%, 08/01/32 (a)	52,000	37,423
3.00%, 08/15/31 (a)	30,000	24,314
Union Pacific Corp.
3.55%, 05/20/61 (a)	47,000	30,649
3.60%, 09/15/37 (a)	8,000	6,414
3.80%, 04/06/71 (a)	24,000	16,059
4.10%, 09/15/67 (a)	18,000	13,004
UnitedHealth Group, Inc.
2.00%, 05/15/30 (a)	64,000	51,800
4.20%, 05/15/32 (a)	64,000	58,321
4.45%, 12/15/48 (a)	40,000	32,785
4.75%, 07/15/45 - 05/15/52 (a)	68,000	57,989
5.05%, 04/15/53 (a)	48,000	42,963
5.20%, 04/15/63 (a)	88,000	78,499
6.05%, 02/15/63 (a)	25,000	25,395
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	323,000	302,428
Vale Overseas Ltd.
6.13%, 06/12/33 (a)	110,000	106,191
Ventas Realty LP
3.25%, 10/15/26 (a)	29,000	26,630
Verizon Communications, Inc.
2.36%, 03/15/32 (a)	110,000	83,852
2.55%, 03/21/31 (a)	52,000	41,370
3.00%, 03/22/27 (a)	144,000	132,006
3.40%, 03/22/41 (a)	54,000	38,078
3.55%, 03/22/51 (a)	40,000	26,335
3.70%, 03/22/61 (a)	60,000	38,152
4.40%, 11/01/34 (a)	113,000	98,005
4.86%, 08/21/46 (a)	90,000	74,426
Viatris, Inc.
1.65%, 06/22/25 (a)	276,000	254,886
4.00%, 06/22/50 (a)	32,000	19,324
Virginia Electric & Power Co.
4.00%, 11/15/46 (a)	51,000	37,090
Visa, Inc.
2.70%, 04/15/40 (a)	41,000	28,745
Vistra Operations Co. LLC
3.55%, 07/15/24 (a)(g)	163,000	159,060
Viterra Finance BV
2.00%, 04/21/26 (a)(g)	373,000	335,898
	Principal Amount	Fair Value
Volkswagen Group of America Finance LLC
1.63%, 11/24/27 (a)(g)	$232,000	$196,887
Vontier Corp.
2.40%, 04/01/28 (a)	106,000	88,014
2.95%, 04/01/31 (a)	81,000	62,325
Vornado Realty LP
2.15%, 06/01/26 (a)	96,000	81,536
3.50%, 01/15/25 (a)	18,000	17,034
Walmart, Inc.
1.80%, 09/22/31 (a)	52,000	40,892
2.50%, 09/22/41 (a)	52,000	34,696
2.65%, 09/22/51 (a)	26,000	16,018
Walt Disney Co.
2.65%, 01/13/31 (a)	61,000	50,471
3.38%, 11/15/26 (a)	5,000	4,712
3.60%, 01/13/51 (a)	39,000	27,105
4.75%, 11/15/46 (a)	5,000	4,180
6.65%, 11/15/37 (a)	40,000	42,970
Warnermedia Holdings, Inc.
4.28%, 03/15/32 (a)	232,000	196,894
5.05%, 03/15/42 (a)	20,000	15,471
5.14%, 03/15/52 (a)	20,000	14,838
5.39%, 03/15/62 (a)	20,000	14,746
Waste Connections, Inc.
2.20%, 01/15/32 (a)	71,000	54,642
2.95%, 01/15/52 (a)	71,000	43,187
WEC Energy Group, Inc.
3.55%, 06/15/25 (a)	9,000	8,636
Wells Fargo & Co.
4.15%, 01/24/29 (a)	69,000	63,337
4.75%, 12/07/46 (a)	69,000	53,576
5.88%, 06/15/25 (a)(b)	132,000	129,500
Wells Fargo & Co. (2.19% fixed rate until 04/30/25; 2.00% + SOFR thereafter)
2.19%, 04/30/26 (a)(b)	91,000	85,426
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39%, 06/02/28 (a)(b)	166,000	145,619
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07%, 04/30/41 (a)(b)	83,000	55,384
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.43% + 3-month Term SOFR)
3.20%, 06/17/27 (a)(b)	190,000	176,360
Westlake Corp.
2.88%, 08/15/41 (a)	28,000	17,338
3.13%, 08/15/51 (a)	32,000	18,436
3.38%, 08/15/61 (a)	31,000	17,120
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 year CMT Rate thereafter)
2.89%, 02/04/30 (a)(b)	64,000	60,459
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT Rate thereafter)
4.11%, 07/24/34 (a)(b)	46,000	39,728
Weyerhaeuser Co.
4.00%, 03/09/52 (a)	55,000	39,756
Williams Cos., Inc.
3.75%, 06/15/27 (a)	5,000	4,651
4.85%, 03/01/48 (a)	18,000	14,418

See Notes to Schedule of Investments.
Elfun Income Fund	13

Elfun Income Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Principal Amount	Fair Value
4.90%, 01/15/45 (a)	$47,000	$37,671
5.40%, 03/04/44 (a)	5,000	4,317
Willis North America, Inc.
3.88%, 09/15/49 (a)	41,000	27,497
Workday, Inc.
3.50%, 04/01/27 (a)	68,000	63,426
3.70%, 04/01/29 (a)	135,000	122,430
WPP Finance 2010
3.75%, 09/19/24 (a)	26,000	25,368
Xcel Energy, Inc.
3.40%, 06/01/30 (a)	55,000	47,502
Yamana Gold, Inc.
2.63%, 08/15/31 (a)	81,000	62,095
Zoetis, Inc.
3.00%, 09/12/27 (a)	5,000	4,587
3.90%, 08/20/28 (a)	25,000	23,474
5.60%, 11/16/32 (a)	147,000	146,452
		52,323,978
Non-Agency Collateralized Mortgage Obligations - 6.4%
Bank
3.18%, 09/15/60 (a)	2,398,000	2,155,064
4.41%, 11/15/61 (a)(b)	1,001,000	931,840
BPR Trust 1.90% + 1-month Term SOFR
7.23%, 04/15/37 (a)(b)(g)	372,398	365,642
Cantor Commercial Real Estate Lending
3.01%, 01/15/53 (a)	460,000	386,993
CD Mortgage Trust
2.91%, 08/15/57 (a)	839,000	702,287
Citigroup Commercial Mortgage Trust
4.03%, 12/10/49 (a)(b)	336,823	303,370
COMM Mortgage Trust
3.92%, 10/15/45 (a)(g)	191,000	149,003
4.53%, 02/10/47 (a)(b)	240,000	232,767
GS Mortgage Securities Trust
2.75%, 09/10/52 (a)	1,523,000	1,274,148
3.05%, 11/10/52 (a)	743,000	629,880
4.14%, 03/10/51 (a)(b)	291,000	261,229
4.56%, 11/10/48 (a)(b)	380,000	291,130
Impac CMB Trust (6.13% fixed rate until 08/25/23; 0.83% + 1-month Term SOFR)
6.15%, 10/25/34 (b)	14,815	14,811
JPMBB Commercial Mortgage Securities Trust
4.80%, 11/15/48 (a)(b)	250,000	193,791
MASTR Alternative Loan Trust
5.00%, 08/25/18 (d)	1,523	83
Morgan Stanley Bank of America Merrill Lynch Trust
0.98%, 03/15/48 (a)(b)(d)	2,949,549	21,624
Wells Fargo Commercial Mortgage Trust
1.32%, 02/15/48 (a)(b)(d)	2,266,203	25,502
4.32%, 08/15/50 (a)	485,082	394,267
WFRBS Commercial Mortgage Trust
4.26%, 12/15/46 (a)	193,582	192,382
4.35%, 03/15/47 (a)(b)	533,000	526,364
		9,052,177
	Principal Amount	Fair Value
Sovereign Bonds - 1.1%
Chile Government International Bonds
2.55%, 01/27/32 (a)	$290,000	$234,514
3.86%, 06/21/47 (a)	200,000	146,234
Mexico Government International Bonds
4.75%, 03/08/44 (a)	200,000	153,350
Panama Government International Bonds
3.16%, 01/23/30 (a)	200,000	168,450
3.87%, 07/23/60 (a)	200,000	115,464
Peru Government International Bonds
1.86%, 12/01/32 (a)	140,000	101,045
2.78%, 12/01/60 (a)	230,000	122,282
5.63%, 11/18/50 (a)	105,000	96,971
Philippines Government International Bonds
3.95%, 01/20/40 (a)	200,000	158,442
Qatar Government International Bonds
4.82%, 03/14/49 (a)(g)	258,000	224,026
Uruguay Government International Bonds
5.10%, 06/18/50 (a)	105,744	93,845
		1,614,623
Municipal Bonds and Notes - 0.5%
American Municipal Power, Inc., OH
6.27%, 02/15/50	125,000	128,283
Board of Regents of the University of Texas System, TX
3.35%, 08/15/47	115,000	83,427
Port Authority of New York & New Jersey, NY
4.46%, 10/01/62	220,000	181,239
State of California, CA
4.60%, 04/01/38	200,000	179,380
State of Illinois, IL
5.10%, 06/01/33	95,000	90,183
		662,512
Total Bonds and Notes (Cost $157,089,754)		139,182,191
Total Investments in Securities (Cost $157,089,754)		139,182,191

	Number of Shares
Short-Term Investments - 19.3%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 5.33% (a)(h)(i) (Cost $27,324,066)	27,324,066	27,324,066
Total Investments (Cost $184,413,820)		166,506,257
Liabilities in Excess of Other Assets, net - (17.5)%		(24,844,541)
NET ASSETS - 100.0%		$141,661,716

See Notes to Schedule of Investments.
14	Elfun Income Fund

Elfun Income Fund
Schedule of Investments
September 30, 2023 (Unaudited)

Other Information:

Centrally Cleared Credit Default Swaps

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$3,810	5.00%/ Quarterly	06/20/28	$65,921	$102,775	$(36,854)

The Fund had the following long futures contracts open at September 30, 2023:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Yr. U.S. Treasury Notes Futures	December 2023	100	$10,634,662	$10,535,937	$(98,725)
2 Yr. U.S. Treasury Notes Futures	December 2023	33	6,703,852	6,689,462	(14,390)
U.S. Long Bond Futures	December 2023	10	1,200,419	1,137,813	(62,606)
Ultra Long-Term U.S. Treasury Bond Futures	December 2023	3	381,240	356,062	(25,178)
10 Yr. U.S. Treasury Ultra Futures	December 2023	172	19,780,721	19,188,750	(591,971)
					$(792,870)

The Fund had the following short futures contracts open at September 30, 2023:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Notes Futures	December 2023	60	$(6,609,033)	$(6,483,750)	$125,283
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At September 30, 2023, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBAs.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(d)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(e)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
(f)	Step coupon bond.
See Notes to Schedule of Investments.
Elfun Income Fund	15

Elfun Income Fund
Schedule of Investments
September 30, 2023 (Unaudited)

(g)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, these securities amounted to $8,063,663 or 5.69% of the net assets of the Elfun Income Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Trustees.
(h)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(i)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2023.
*	Less than 0.05%.

Abbreviations:
CMT - Constant Maturity Treasury
ISDA - International Swaps and Derivatives Association
LIBOR - London Interbank Offered Rate
REIT - Real Estate Investment Trust
REMIC - Real Estate Mortgage Investment Conduit
RFUCCT - Refinitiv USD IBOR Consumer Cash Fallbacks Term
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced
The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2023:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$—	$31,767,300	$—	$31,767,300
Agency Mortgage Backed	—	42,595,409	—	42,595,409
Agency Collateralized Mortgage Obligations	—	1,112,345	—	1,112,345
Asset Backed	—	53,847	—	53,847
Corporate Notes	—	52,323,978	—	52,323,978
Non-Agency Collateralized Mortgage Obligations	—	9,052,177	—	9,052,177
Sovereign Bonds	—	1,614,623	—	1,614,623
Municipal Bonds and Notes	—	662,512	—	662,512
Short-Term Investments	27,324,066	—	—	27,324,066
Total Investments in Securities	$27,324,066	$139,182,191	$—	$166,506,257
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Depreciation	—	(36,854)	—	(36,854)
Long Futures Contracts - Unrealized Depreciation	(792,870)	—	—	(792,870)
Short Futures Contracts - Unrealized Appreciation	125,283	—	—	125,283
Total Other Financial Instruments	$(667,587)	$(36,854)	$—	$(704,441)

Affiliate Table

	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	33,943,475	$33,943,475	$40,341,618	$46,961,027	$—	$—	27,324,066	$27,324,066	$1,056,252
See Notes to Schedule of Investments.
16	Elfun Income Fund

Elfun Income Fund
Notes to Schedule of Investments
September 30, 2023 (Unaudited)

Security Valuation
The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of September 30, 2023 is disclosed in the Fund’s Schedule of Investments.
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Elfun Income Fund
Notes to Schedule of Investments
September 30, 2023 (Unaudited)

Futures Contracts
The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash at broker for futures contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended September 30, 2023, the Fund entered into futures contracts to manage interest rate risk
Credit Default Swaps
During the period ended  September 30, 2023, the State Street Income Fund engaged in credit default swaps to manage credit risk. When the State Street Income Fund is the buyer in a credit default swap contract, the State Street Income Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the State Street Income Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the State Street Income Fund loses its investment and recovers nothing. However, if a credit event occurs, the State Street Income Fund receives full notional value for a referenced debt obligation that may have little or no value. When the State Street Income Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the State Street Income Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the State Street Income Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the State Street Income Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the State Street Income Fund for the same referenced obligation.
As the seller, the State Street Income Fund may create economic leverage to its portfolio because, in addition to its total net assets, the State Street Income Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The State Street Income Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The State Street Income Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The State Street Income Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the State Street Income Fund had invested in the referenced debt obligation directly. If the State Street Income Fund is a buyer of a credit default swap and no credit event occurs, the State Street Income Fund will not earn any return on its investment. If the State Street Income Fund is a seller of a credit default swap, the State Street Income Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the State Street Income Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
To-Be-Announced Transactions
The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The Fund may also enter into TBA agreements and settle such
18

Elfun Income Fund
Notes to Schedule of Investments
September 30, 2023 (Unaudited)

transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
Delayed Delivery and When-Issued Securities
During the period ended September 30, 2023, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.
The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
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